Other Payables and Accrued Expenses	6 Months Ended
Jun. 30, 2020
Other Liabilities Disclosure [Abstract]
Other Payables and Accrued Expenses
13.	OTHER PAYABLES AND ACCRUED EXPENSES

As of June 30, 2020 and December 31, 2019, other payables and accrued expenses consist of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Advances from unrelated third-parties (i)	$95,039	$115,760
Other taxes payable (ii)	3,866,053	3,927,037
Unrecognized tax benefits (iii)	433,000	433,000
Accrued professional fees	71,411	190,640
Amount due to employees (iv)	68,071	51,188
Other current liabilities(v)	499,538	180,047
	$5,033,112	$4,897,672

(i)	The advances from unrelated parties are non-interest bearing and due on demand

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax. The increase in other taxes payable was mainly attributed to reassessment of prior years’ business tax, value added tax, land use tax, and other auxiliary taxes.

(iii)	The Unrecognized tax benefits refer to the land value added tax due to the sale of property, equipment, and land use rights in September 2015.

(iv)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.

(v)	Other current liabilities as of June 30, 2020 included a legal settlement of $220k as ruled by an arbitration.